APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS - IFRS 9 Financial Instruments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Closing balance as per IAS 39	$ 140,929
Adjustment upon adoption of IFRS 9	(1,944)
Opening balance after adoption of IFRS 9	138,985
Remeasurement	(1,944)
Retained earnings effect	(1,944)
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial liabilities arising from change in measurement attribute, initial application of IFRS 9	0
Cash and cash equivalents | Amortised cost
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Closing balance as per IAS 39	46,084
Opening balance after adoption of IFRS 9	46,084
Restricted cash | Amortised cost
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Closing balance as per IAS 39	40,716
Opening balance after adoption of IFRS 9	40,716
Trade and other receivables | Amortised cost
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Closing balance as per IAS 39	22,150
Adjustment upon adoption of IFRS 9	(1,044)
Opening balance after adoption of IFRS 9	21,106
Remeasurement	(1,044)
Retained earnings effect	(1,044)
Other non-current assets | Amortised cost
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Closing balance as per IAS 39	9,634
Adjustment upon adoption of IFRS 9	(467)
Opening balance after adoption of IFRS 9	9,167
Remeasurement	(467)
Retained earnings effect	(467)
Amount due from related parties | Loans and receivables
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Opening balance after adoption of IFRS 9	2,740
Reclassification	(19,605)
Amount due from related parties | FVTPL
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Adjustment upon adoption of IFRS 9	(433)
Opening balance after adoption of IFRS 9	19,172
Reclassification	19,605
Remeasurement	(433)
Retained earnings effect	(433)
Amount due from related parties | Amortised cost
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Closing balance as per IAS 39	22,345
Amount due from related parties | CNE | Amortised cost
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Closing balance as per IAS 39	1,493
Opening balance after adoption of IFRS 9	1,493
Amount due from related parties | Mr. Su Weili | FVTPL
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Opening balance after adoption of IFRS 9	15,220
Amount due from related parties | Mr. Su Weili | Amortised cost
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Closing balance as per IAS 39	15,220
Amount due from related parties | RisenSky Solar | FVTPL
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Adjustment upon adoption of IFRS 9	(433)
Opening balance after adoption of IFRS 9	5,199
Remeasurement	(433)
Amount due from related parties | RisenSky Solar | Amortised cost
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Closing balance as per IAS 39	$ 5,632